Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

May 31, 2020

STP-QTLY-0720
1.804842.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.9%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 3.6% 2/17/23	$12,662	$13,456
Verizon Communications, Inc.:
2.946% 3/15/22	2,544	2,656
3.125% 3/16/22	27,435	28,802
5.15% 9/15/23	6,590	7,530
		52,444
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	18,592	18,593
4.464% 7/23/22	16,355	17,417
Comcast Corp.:
3.1% 4/1/25	529	578
3.125% 7/15/22	6,590	6,976
Time Warner Cable, Inc.:
4% 9/1/21	6,330	6,488
4.125% 2/15/21	13,809	13,960
		64,012
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	10,470	11,212

TOTAL COMMUNICATION SERVICES		127,668

CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.8%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	18,127	18,934
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.2924% 2/15/22 (a)(b)(c)	13,551	13,077
2.3% 2/12/21 (a)	13,461	13,453
3.35% 5/4/21 (a)	13,461	13,614
General Motors Financial Co., Inc.:
3.55% 4/9/21	6,251	6,261
4.2% 3/1/21	5,384	5,410
4.2% 11/6/21	20,782	21,083
Volkswagen Group of America Finance LLC:
2.5% 9/24/21 (a)	3,833	3,853
2.9% 5/13/22 (a)	5,122	5,212
		100,897
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	8,153	8,247
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	2,679	2,714
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,274	7,306
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	4,435	4,544
Multiline Retail - 0.0%
Target Corp. 2.25% 4/15/25	1,457	1,553
Specialty Retail - 0.2%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 1.8904% 3/1/22 (b)(c)	5,000	4,989
TJX Companies, Inc. 3.5% 4/15/25	3,251	3,632
		8,621
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. 2.4% 3/27/25	623	668
VF Corp. 2.05% 4/23/22	13,965	14,266
		14,934

TOTAL CONSUMER DISCRETIONARY		148,816

CONSUMER STAPLES - 2.9%
Beverages - 0.6%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 1.0924% 11/15/21 (b)(c)	12,276	12,197
Molson Coors Beverage Co. 3.5% 5/1/22	7,785	8,061
PepsiCo, Inc. 2.25% 3/19/25	7,356	7,858
The Coca-Cola Co. 2.95% 3/25/25	6,182	6,834
		34,950
Food Products - 0.5%
Conagra Brands, Inc. 3.8% 10/22/21	13,461	13,989
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 1.7161% 4/16/21 (b)(c)	8,974	8,984
Mondelez International, Inc. 2.125% 4/13/23	5,219	5,391
		28,364
Tobacco - 1.8%
Altria Group, Inc.:
2.35% 5/6/25	1,890	1,958
2.85% 8/9/22	10,769	11,181
3.49% 2/14/22	3,848	4,012
BAT Capital Corp. 3.222% 8/15/24	10,000	10,516
BAT International Finance PLC 3.5% 6/15/22 (a)	8,757	9,107
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	10,140	10,153
3.125% 7/26/24 (a)	10,993	11,168
3.75% 7/21/22 (a)	9,064	9,285
Philip Morris International, Inc.:
1.125% 5/1/23	8,918	9,023
2.625% 2/18/22	3,642	3,761
2.875% 5/1/24	9,916	10,609
Reynolds American, Inc. 3.25% 6/12/20	6,737	6,741
		97,514

TOTAL CONSUMER STAPLES		160,828

ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Cenovus Energy, Inc. 3% 8/15/22	8,646	8,215
Chevron Corp. 1.141% 5/11/23	9,381	9,556
Energy Transfer Partners LP:
3.6% 2/1/23	5,683	5,818
4.2% 9/15/23	2,896	3,011
Enterprise Products Operating LP:
2.8% 2/15/21	3,906	3,958
5.2% 9/1/20	2,765	2,797
Equinor ASA 1.75% 1/22/26	2,099	2,144
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,558	5,880
Kinder Morgan, Inc. 3.15% 1/15/23	9,563	9,977
Marathon Petroleum Corp. 4.5% 5/1/23	10,580	11,246
MPLX LP:
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (b)(c)	2,109	1,991
4.5% 7/15/23	1,710	1,796
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 1.3976% 2/8/21 (b)(c)	4,587	4,414
3 month U.S. LIBOR + 1.250% 1.6835% 8/13/21 (b)(c)	5,304	5,059
3 month U.S. LIBOR + 1.450% 1.8424% 8/15/22 (b)(c)	5,160	4,515
2.6% 8/13/21	1,405	1,353
2.7% 8/15/22	1,242	1,136
2.9% 8/15/24	4,103	3,262
3.125% 2/15/22	2,685	2,514
4.85% 3/15/21	9,014	8,834
Phillips 66 Co.:
3 month U.S. LIBOR + 0.600% 0.9595% 2/26/21 (b)(c)	10,290	10,254
3.7% 4/6/23	8,209	8,771
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,387	9,406
Schlumberger Investment SA 3.3% 9/14/21 (a)	9,019	9,170
Shell International Finance BV:
2.375% 4/6/25	5,573	5,936
3.5% 11/13/23	2,726	2,976
Suncor Energy, Inc. 3.6% 12/1/24	12,000	12,704
Valero Energy Corp. 2.7% 4/15/23	1,481	1,532
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.1614% 1/13/23 (b)(c)	3,814	3,337
3.1% 2/1/25	6,143	5,717
5.375% 6/1/21	17,499	17,280
Williams Partners LP:
3.6% 3/15/22	15,995	16,460
4% 11/15/21	5,000	5,149
		206,168
FINANCIALS - 25.2%
Banks - 13.1%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 1.5453% 1/19/21 (a)(b)(c)	3,590	3,595
3.4% 8/27/21 (a)	15,638	16,156
Bank of America Corp.:
2.328% 10/1/21 (b)	7,000	7,021
2.369% 7/21/21 (b)	8,974	8,985
2.625% 10/19/20	9,922	10,008
2.738% 1/23/22 (b)	10,000	10,106
3.004% 12/20/23 (b)	36,922	38,580
3.124% 1/20/23 (b)	4,487	4,637
Bank of America NA 3 month U.S. LIBOR + 0.320% 1.3114% 7/26/21 (b)(c)	8,974	8,963
Banque Federative du Credit Mutuel SA 2.5% 4/13/21 (a)	8,974	9,128
Barclays Bank PLC:
1.7% 5/12/22	2,556	2,591
2.65% 1/11/21	10,769	10,868
Barclays PLC:
2.852% 5/7/26 (b)	7,265	7,443
3.25% 1/12/21	6,154	6,229
BPCE SA:
2.75% 12/2/21	4,487	4,609
3.145% 7/31/20 (a)	9,073	9,110
Capital One Bank NA 2.014% 1/27/23 (b)	20,000	20,038
Capital One NA 2.15% 9/6/22	3,444	3,487
Citibank NA 3 month U.S. LIBOR + 0.600% 0.9766% 5/20/22 (b)(c)	11,280	11,225
Citigroup, Inc.:
2.312% 11/4/22 (b)	20,125	20,397
2.75% 4/25/22	8,974	9,257
3.106% 4/8/26 (b)	10,000	10,528
3.142% 1/24/23 (b)	10,858	11,173
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,479	17,884
Danske Bank A/S 3.875% 9/12/23 (a)	11,307	11,763
Fifth Third Bancorp 2.875% 7/27/20	6,403	6,413
HSBC Holdings PLC 3.262% 3/13/23 (b)	11,141	11,511
Huntington National Bank:
3 month U.S. LIBOR + 0.550% 1.0909% 2/5/21 (b)(c)	8,974	8,986
3.25% 5/14/21	10,769	11,015
ING Bank NV 2.7% 8/17/20 (a)	2,796	2,807
ING Groep NV 3.15% 3/29/22	18,262	18,888
JPMorgan Chase & Co.:
1.514% 6/1/24 (b)	20,810	20,956
3.207% 4/1/23 (b)	8,974	9,323
3.514% 6/18/22 (b)	37,819	38,825
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 0.964% 5/7/21 (b)(c)	10,903	10,921
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	17,595	18,091
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	13,590	13,931
2.623% 7/18/22	6,282	6,465
2.95% 3/1/21	3,683	3,749
3.218% 3/7/22	9,692	10,038
3.535% 7/26/21	10,769	11,125
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 1.9125% 9/13/21 (b)(c)	16,153	16,185
PNC Bank NA:
1.743% 2/24/23 (b)	9,325	9,444
2.028% 12/9/22 (b)	7,785	7,914
Regions Financial Corp.:
2.25% 5/18/25	5,883	5,993
2.75% 8/14/22	10,303	10,545
Royal Bank of Canada:
1.6% 4/17/23	10,000	10,204
2.55% 7/16/24	12,767	13,463
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	7,909	7,987
3.875% 9/12/23	16,153	17,104
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	10,769	11,198
4.45% 12/3/21	9,467	9,879
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 1.5461% 10/16/20 (b)(c)	14,807	14,828
Synovus Bank 2.289% 2/10/23 (b)	3,071	3,034
The Toronto-Dominion Bank U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 0.5321% 1/27/23 (b)(c)	20,700	20,242
Wells Fargo & Co.:
1.654% 6/2/24 (b)	12,240	12,275
2.164% 2/11/26 (b)	30,000	30,404
2.5% 3/4/21	6,070	6,159
3% 1/22/21	2,555	2,594
Wells Fargo Bank NA:
2.082% 9/9/22 (b)	10,000	10,119
3.325% 7/23/21 (b)	8,974	9,005
Zions Bancorp NA:
3.35% 3/4/22	3,998	4,046
3.5% 8/27/21	9,891	10,047
		719,494
Capital Markets - 5.0%
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 0.5051% 2/4/22 (b)(c)	13,150	12,989
2.1% 11/12/21	7,805	7,962
2.8% 4/8/22	5,197	5,385
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,974	9,252
Deutsche Bank AG New York Branch:
2.7% 7/13/20	29,459	29,459
3.15% 1/22/21	12,076	12,086
3.375% 5/12/21	9,783	9,802
Goldman Sachs Group, Inc.:
2.35% 11/15/21	3,379	3,401
2.6% 12/27/20	3,896	3,901
2.876% 10/31/22 (b)	17,948	18,338
2.905% 7/24/23 (b)	18,725	19,240
3% 4/26/22	22,614	23,008
Moody's Corp.:
2.75% 12/15/21	3,564	3,669
3.25% 6/7/21	5,312	5,455
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.0276% 7/22/22 (b)(c)	8,974	8,955
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 0.7506% 1/20/23 (b)(c)	20,000	19,586
2.5% 4/21/21	5,000	5,082
2.625% 11/17/21	24,358	25,023
3.737% 4/24/24 (b)	8,974	9,581
4% 7/23/25	10,000	11,180
State Street Corp. 2.825% 3/30/23 (a)(b)	603	624
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 1.1166% 11/1/21 (b)(c)	13,461	13,379
UBS AG London Branch 1.75% 4/21/22 (a)	17,000	17,278
		274,635
Consumer Finance - 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	3,704	3,298
4.45% 12/16/21	2,758	2,618
4.875% 1/16/24	3,000	2,682
Ally Financial, Inc. 5.125% 9/30/24	9,360	9,740
American Express Co.:
2.2% 10/30/20	4,508	4,534
2.65% 12/2/22	5,000	5,225
2.75% 5/20/22	12,149	12,613
American Express Credit Corp.:
2.25% 5/5/21	8,076	8,195
2.6% 9/14/20	14,825	14,890
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 1.4301% 7/30/21 (a)(b)(c)	10,262	9,512
3 month U.S. LIBOR + 0.950% 2.5304% 6/1/21 (a)(b)(c)	9,838	9,053
Capital One Financial Corp. 2.6% 5/11/23	6,682	6,861
Ford Motor Credit Co. LLC:
2.425% 6/12/20	8,974	8,952
3.087% 1/9/23	10,160	9,611
3.157% 8/4/20	9,153	9,146
3.336% 3/18/21	23,229	22,839
4.14% 2/15/23	5,384	5,220
GE Capital International Funding Co. 2.342% 11/15/20	24,507	24,669
John Deere Capital Corp.:
2.35% 1/8/21	8,974	9,071
3.125% 9/10/21	8,974	9,245
Synchrony Financial:
2.85% 7/25/22	1,400	1,374
4.25% 8/15/24	14,053	14,044
4.375% 3/19/24	12,028	12,139
Toyota Motor Credit Corp.:
1.15% 5/26/22	12,000	12,057
2.9% 3/30/23	10,814	11,378
		238,966
Diversified Financial Services - 0.8%
AIG Global Funding:
2.3% 7/1/22 (a)	3,795	3,911
3.35% 6/25/21 (a)	8,974	9,229
AXA Equitable Holdings, Inc. 3.9% 4/20/23	936	988
BP Capital Markets America, Inc.:
2.937% 4/6/23	3,120	3,295
4.742% 3/11/21	10,000	10,304
Brixmor Operating Partnership LP 3.875% 8/15/22	11,745	11,966
USAA Capital Corp. 1.5% 5/1/23 (a)	2,051	2,088
		41,781
Insurance - 2.0%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 1.6358% 9/20/21 (a)(b)(c)	10,732	10,587
American International Group, Inc. 2.5% 6/30/25	10,000	10,344
Aon Corp.:
2.2% 11/15/22	5,445	5,603
5% 9/30/20	12,685	12,866
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	5,798	5,993
3.5% 12/29/20	5,695	5,790
Metropolitan Life Global Funding I:
1.95% 1/13/23 (a)	10,600	10,877
2.05% 6/12/20 (a)	13,667	13,674
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	17,239	16,900
1.1% 5/5/23 (a)	5,355	5,418
Protective Life Global Funding 2.161% 9/25/20 (a)	13,615	13,691
		111,743

TOTAL FINANCIALS		1,386,619

HEALTH CARE - 3.8%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 11/21/22 (a)	13,070	13,491
3.45% 3/15/22 (a)	9,871	10,270
		23,761
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.2496% 12/29/20 (b)(c)	9,444	9,441
2.404% 6/5/20	14,565	14,564
Boston Scientific Corp. 3.45% 3/1/24	3,800	4,074
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 1.8019% 3/19/21 (b)(c)	7,740	7,676
		35,755
Health Care Providers & Services - 1.5%
Anthem, Inc. 3.125% 5/15/22	10,894	11,407
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 1.4931% 9/17/21 (b)(c)	4,487	4,463
3.05% 11/30/22 (a)	7,507	7,871
3.2% 9/17/20	9,243	9,308
3.4% 9/17/21	8,240	8,526
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 1.7189% 3/9/21 (b)(c)	10,769	10,786
3.35% 3/9/21	12,157	12,404
Express Scripts Holding Co. 2.6% 11/30/20	2,408	2,428
Humana, Inc. 2.5% 12/15/20	6,802	6,863
UnitedHealth Group, Inc. 3.35% 7/15/22	8,974	9,490
		83,546
Pharmaceuticals - 1.2%
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	13,461	13,756
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	13,461	13,743
2.6% 5/16/22 (a)	9,915	10,327
Elanco Animal Health, Inc. 4.662% 8/27/21 (b)	6,252	6,361
GlaxoSmithKline Capital PLC 3.125% 5/14/21	11,020	11,312
Perrigo Finance PLC 3.5% 3/15/21	1,900	1,902
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	5,219	5,323
Zoetis, Inc. 3.45% 11/13/20	1,533	1,547
		64,271

TOTAL HEALTH CARE		207,333

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.3%
Northrop Grumman Corp. 2.08% 10/15/20	10,176	10,212
The Boeing Co. 4.875% 5/1/25	7,020	7,451
		17,663
Airlines - 0.3%
Delta Air Lines, Inc.:
2.9% 10/28/24	11,316	9,174
3.4% 4/19/21	7,587	7,303
		16,477
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	10,278	10,978
Machinery - 0.8%
Caterpillar Financial Services Corp.:
0.95% 5/13/22	15,000	15,149
2.65% 5/17/21	10,051	10,263
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 2.0876% 4/5/23 (a)(b)(c)	7,542	7,441
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.300% 2.0405% 9/15/21 (b)(c)	10,114	9,616
		42,469
Road & Rail - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	1,448	1,288
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.5% 3/1/21	5,880	5,675
3.5% 1/15/22	9,153	8,760
International Lease Finance Corp. 5.875% 8/15/22	10,769	10,447
		24,882

TOTAL INDUSTRIALS		113,757

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	15,650	16,803
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 1.7643% 6/5/20 (b)(c)	12,019	12,018
		28,821
IT Services - 0.3%
PayPal Holdings, Inc. 1.35% 6/1/23	5,011	5,090
The Western Union Co.:
2.85% 1/10/25	2,360	2,435
4.25% 6/9/23	8,974	9,675
		17,200
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	6,272	6,421
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	10,686	10,800

TOTAL INFORMATION TECHNOLOGY		63,242

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,009	6,261
The Mosaic Co. 3.25% 11/15/22	3,396	3,422
		9,683
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc. 3.625% 3/15/24	4,880	4,991
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 2.75% 2/1/23	4,161	4,261

TOTAL REAL ESTATE		9,252

UTILITIES - 2.6%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 2.15% 11/13/20	6,837	6,876
Duke Energy Corp. 1.8% 9/1/21	3,406	3,446
Eversource Energy 2.5% 3/15/21	6,629	6,705
Exelon Corp.:
2.85% 6/15/20	6,141	6,144
3.497% 6/1/22 (b)	9,472	9,850
FirstEnergy Corp. 2.05% 3/1/25	6,171	6,293
Florida Power & Light Co. 2.85% 4/1/25	2,819	3,067
ITC Holdings Corp. 2.7% 11/15/22	6,839	7,102
NextEra Energy Capital Holdings, Inc.:
2.403% 9/1/21	10,000	10,231
2.9% 4/1/22	9,943	10,336
Virginia Electric & Power Co. 2.75% 3/15/23	5,384	5,649
		75,699
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	2,197	2,302
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	1,500	1,520
Multi-Utilities - 1.2%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,202	10,315
Dominion Energy, Inc. 2.715% 8/15/21	7,821	7,952
DTE Energy Co. 2.25% 11/1/22	12,055	12,438
NiSource, Inc.:
2.65% 11/17/22	9,289	9,601
3.65% 6/15/23	2,959	3,171
WEC Energy Group, Inc.:
3.1% 3/8/22	7,805	8,060
3.375% 6/15/21	11,229	11,549
		63,086

TOTAL UTILITIES		142,607

TOTAL NONCONVERTIBLE BONDS
(Cost $2,544,935)		2,575,973

U.S. Treasury Obligations - 23.1%
U.S. Treasury Notes:
0.375% 4/30/25	$99,343	$99,681
1.875% 7/31/22	20,922	21,687
2.125% 3/31/24 (d)	380,121	407,457
2.375% 8/15/24	384,608	418,551
2.625% 6/30/23	126,278	135,670
2.875% 11/15/21	181,114	188,182
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,222,997)		1,271,228

U.S. Government Agency - Mortgage Securities - 1.9%
Fannie Mae - 0.8%
3% 12/1/31	6,316	6,675
3.5% 9/1/29	3,729	4,015
4.5% 3/1/39 to 9/1/49	26,340	28,871
5.5% 11/1/34	3,402	3,887
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		43,449

Freddie Mac - 1.1%
2.5% 11/1/28	26,612	27,878
3% 5/1/29	28,514	30,116
4% 4/1/26	577	613
8.5% 5/1/26 to 7/1/28	53	60

TOTAL FREDDIE MAC		58,667

Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	382	436
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $99,394)		102,552

Asset-Backed Securities - 15.0%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$436	$437
Ally Auto Receivables Trust:
Series 2019-2 Class A2, 2.34% 6/15/22	5,272	5,302
Series 2019-4 Class A2, 1.93% 10/17/22	7,660	7,700
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	11,110	11,203
Series 2018-2 Class A, 3.29% 5/15/23	12,492	12,734
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	2,803	2,810
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	9,934	10,179
Series 2018-6 Class A, 3.06% 2/15/24	8,974	9,241
Series 2019-1 Class A, 2.87% 10/15/24	4,062	4,239
AmeriCredit Automobile Receivables Trust:
Series 2018-3 Class A3, 3.38% 7/18/23	8,698	8,845
Series 2019-3 Class A2A, 2.17% 1/18/23	6,665	6,695
Bank of America Credit Card Master Trust:
Series 2017-A2 Class A2, 1.84% 1/17/23	12,469	12,507
Series 2018-A1 Class A1, 2.7% 7/17/23	12,563	12,748
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (a)	4,227	4,271
Series 2019-1 Class A2, 2.4% 10/17/22 (a)	2,116	2,128
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	8,938	9,088
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	6,898	6,982
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (a)	3,677	3,699
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	7,361	7,492
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	5,121	5,148
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	13,005	13,540
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	429	429
Series 2017-3 Class A3, 1.97% 4/15/22	1,782	1,791
Series 2017-4 Class A3, 2.11% 10/17/22	2,583	2,604
Series 2018-2 Class A3, 2.98% 1/17/23	5,068	5,141
Series 2018-4 Class A3, 3.36% 9/15/23	5,966	6,156
Series 2019-1 Class A3, 3.05% 3/15/24	8,053	8,295
Series 2019-4 Class A2A, 2.01% 3/15/23	3,191	3,214
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	1,093	1,096
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	1,979	1,986
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 0.5236% 11/15/29 (a)(b)(c)	2,833	2,822
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	3,131	3,178
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	4,433	4,540
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	6,772	6,826
Citibank Credit Card Issuance Trust:
Series 2017-A8 Class A8, 1.86% 8/8/22	13,461	13,497
Series 2018-A1 Class A1, 2.49% 1/20/23	12,919	13,089
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	7,194	7,331
Series 2019-C Class A2, 1.99% 3/15/23	3,266	3,284
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	3,207	3,189
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (a)	12,621	12,492
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	1,717	1,720
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	4,388	4,374
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	10,960	10,743
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	2,015	2,011
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	7,560	7,545
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6683% 7/25/34 (b)(c)	234	211
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	2,556	2,577
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	4,097	4,142
Series 2019-1 Class A2, 2.78% 8/23/21 (a)	5,556	5,584
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	10,822	10,860
Class A3, 1.91% 10/22/24 (a)	4,242	4,281
Discover Card Master Trust:
Series 2018-A5 Class A5, 3.32% 3/15/24	11,801	12,234
Series 2019-A1 Class A1, 3.04% 7/15/24	9,508	9,901
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 0.4536% 12/15/23 (b)(c)	17,948	17,969
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	3,333	3,337
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	5,893	5,956
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	6,141	6,152
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	10,428	10,481
Class A3, 2.08% 2/21/23 (a)	4,062	4,078
Drive Auto Receivables Trust Series 2019-4 Class A2A, 2.32% 6/15/22	3,066	3,074
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	3,875	3,889
Series 2019-4A Class A, 2.17% 5/15/23 (a)	6,230	6,258
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	5,497	5,572
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	15,000	14,829
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	1,450	1,453
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	7,160	7,201
Series 2020-A Class A3, 1.85% 3/15/23	4,751	4,806
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	10,503	10,517
Series 2017-A Class A3, 1.67% 6/15/21	83	83
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	22,853	22,860
Series 2017-2 Class A1, 2.16% 9/15/22	10,930	10,944
Series 2018-1 Class A1, 2.95% 5/15/23	9,871	9,888
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	5,817	5,872
Series 2019-2 Class A3, 2.67% 3/21/22	3,565	3,607
Series 2020-1 Class A2A, 1.67% 4/20/22	3,627	3,643
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (a)	2,530	2,535
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	2,910	2,934
GMF Floorplan Owner Revolving Trust Series 2018-2 Class A2, 3.13% 3/15/23 (a)	9,549	9,672
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 1.8683% 6/25/34 (b)(c)	15	14
HPEFS Equipment Trust Series 2020-1A Class A2, 1.73% 2/20/30 (a)	10,054	10,045
Hyundai Auto Lease Securitization Trust Series 2020-A Class A3, 1.95% 7/17/23 (a)	6,569	6,629
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	5,376	5,434
Series 2019-B Class A3, 1.94% 2/15/24	7,648	7,810
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	4,781	4,814
Series 2019-B Class A2, 2.28% 5/16/22	6,860	6,892
Series 2020-A Class A2, 1.01% 1/17/23	6,359	6,375
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	11,174	11,328
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	4,308	4,335
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	2,407	2,394
Series 2020-1A Class A, 2.24% 3/15/30 (a)	1,671	1,665
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	53	53
Series 2019-A Class A3, 3.1% 11/15/21	5,995	6,058
Series 2019-B Class A3, 2% 10/17/22	5,845	5,892
Series 2020-A Class A3, 1.84% 12/15/22	6,142	6,207
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	6,808	6,850
Class A3, 2.01% 12/12/24 (a)	8,010	8,063
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 0.7983% 9/25/23 (a)(b)(c)	9,430	9,275
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4133% 1/25/36 (b)(c)	754	743
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	1,066	1,061
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	8,107	8,129
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	2,527	2,532
Santander Retail Auto Lease Trust:
Series 2018-A Class A3, 2.93% 5/20/21 (a)	3,659	3,668
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	9,437	9,505
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	10,327	10,386
Securitized Term Auto Receivables Trust:
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	331	332
Series 2018-2A Class A3 3.325% 8/25/22 (a)	10,727	10,864
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	6,441	6,518
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 1.2905% 12/15/25 (a)(b)(c)	9,074	8,990
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	6,646	6,636
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0283% 9/25/34 (b)(c)	263	242
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	16,000	16,107
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	4,477	4,705
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	5,753	5,845
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	261	168
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	82	82
Series 2019-1A Class A, 3.48% 3/15/25 (a)	325	324
Series 2019-2A Class A, 2.77% 10/15/25 (a)	2,554	2,517
Verizon Owner Trust:
Series 2017-2A Class A, 1.92% 12/20/21 (a)	677	678
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	3,896	3,911
Series 2018-A Class A1A, 3.23% 4/20/23	11,617	11,893
Series 2020-A:
Class A1A, 1.85% 7/22/24	12,073	12,390
Class B, 1.98% 7/22/24	12,171	12,225
Class C, 2.06% 7/22/24	4,750	4,724
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	5,786	5,887
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	5,309	5,411
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	6,015	6,046
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.7036% 7/17/23 (a)(b)(c)	11,854	11,742
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	3,313	3,337
World Omni Auto Receivables Trust Series 2020-A Class A2A, 1.02% 6/15/23	9,658	9,689
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	5,307	5,391
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	11,135	11,195
TOTAL ASSET-BACKED SECURITIES
(Cost $818,475)		825,747

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.9%
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	1,847	1,842
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.8095% 8/25/60 (a)(b)(c)	3,001	2,987
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (a)(b)(c)	3,603	3,599
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	2,636	2,631
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	11,144	11,294
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.6573% 2/25/37 (b)(c)	2	2
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	2,037	2,032
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (a)(b)(c)	10,333	10,324
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (a)(b)(c)	2,213	2,203
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	2,371	2,377
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	5	5
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (a)(b)(c)	9,830	9,804

TOTAL PRIVATE SPONSOR		49,100

U.S. Government Agency - 0.7%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4683% 5/25/45 (b)(c)	8,520	8,494
sequential payer Series 2001-40 Class Z, 6% 8/25/31	195	225
Series 2016-27:
Class HK, 3% 1/25/41	8,011	8,552
Class KG, 3% 1/25/40	3,903	4,178
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.5183% 7/25/46 (b)(c)	9,965	9,971
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	2,754	2,791
Series 2015-4437 Class DE, 2% 10/15/32	2,887	2,927
Series 3949 Class MK, 4.5% 10/15/34	934	1,021
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	784	786

TOTAL U.S. GOVERNMENT AGENCY		38,945

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $87,470)		88,045

Commercial Mortgage Securities - 5.1%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,345	3,054
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,145	1,144
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(f)(g)	7,343	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	3,893	4,016
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (a)(b)(c)	5,717	5,531
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.0836% 11/15/35 (a)(b)(c)	8,802	8,559
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (a)(b)(c)	6,404	5,890
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (a)(b)(c)	11,693	11,459
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (a)(b)(c)	2,499	2,374
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9736% 7/15/32 (a)(b)(c)	9,708	9,516
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (a)(b)(c)	9,277	8,931
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	5,416	5,474
Series 2014-GC21 Class AAB, 3.477% 5/10/47	2,841	2,943
Series 2016-GC36 Class AAB, 3.368% 2/10/49	5,191	5,397
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	7,428	7,531
Series 2014-CR18 Class ASB, 3.452% 7/15/47	13,850	14,222
Series 2012-CR4 Class ASB, 2.436% 10/15/45	3,253	3,287
Series 2013-LC6 Class ASB, 2.478% 1/10/46	3,919	3,956
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (a)(b)(c)	11,950	11,673
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.9336% 7/15/32 (a)(b)(c)	11,183	10,427
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	3,846	3,976
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	4,543	4,682
Class A3, 3.482% 1/10/45	5,775	5,854
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	6,883	6,995
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	13,332	13,625
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	8,266	8,410
Series 2017-GS8 Class A1, 2.222% 11/10/50	7,104	7,160
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	3,909	4,049
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	4,385	4,490
Series 2012-CBX Class A/S, 4.2707% 6/15/45	6,760	6,982
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	12,354	12,593
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 9/15/29 (a)(b)(c)	4,826	4,645
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	4,257	4,317
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	5,975	6,340
Series 2013-LC11 Class A/S, 3.216% 4/15/46	5,882	5,865
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	1,704	1,708
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 3/15/34 (a)(b)(c)	8,716	8,344
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,292	6,934
Series 2011-C3 Class AJ, 5.2444% 7/15/49 (a)(b)	5,677	5,842
Series 2019-H7 Class A1, 2.327% 7/15/52	5,496	5,533
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 1.3336% 3/15/36 (a)(b)(c)	844	798
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.988% 4/10/46 (a)(b)(c)	7,210	7,352
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	4,427	4,494
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	351	351
Series 2016-LC25 Class A1, 1.795% 12/15/59	147	146
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.9036% 6/15/46 (a)(b)(c)	6,603	6,633
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	627	637
Series 2013-C14 Class ASB, 2.977% 6/15/46	5,357	5,448
Series 2014-C20 Class ASB, 3.638% 5/15/47	2,460	2,543
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $287,663)		282,130

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $13,920)	13,920	14,262

Bank Notes - 3.0%
BBVA U.S.A.:
2.875% 6/29/22	$11,751	$11,874
3.5% 6/11/21	7,239	7,340
Citibank NA:
2.844% 5/20/22 (b)	10,769	10,958
3.165% 2/19/22 (b)	14,358	14,581
Discover Bank:
3.1% 6/4/20	5,167	5,167
3.35% 2/6/23	10,250	10,534
First Republic Bank 1.912% 2/12/24 (b)	5,042	5,107
KeyBank NA 3.3% 2/1/22	2,847	2,957
PNC Bank NA 2.45% 11/5/20	8,974	9,029
RBS Citizens NA:
2.55% 5/13/21	9,057	9,205
3.25% 2/14/22	8,988	9,265
SunTrust Banks, Inc.:
2.8% 5/17/22	12,563	13,070
3.502% 8/2/22 (b)	7,635	7,864
Synchrony Bank 3.65% 5/24/21	9,674	9,808
Truist Bank 1.25% 3/9/23	12,000	12,089
U.S. Bank NA, Cincinnati 1.8% 1/21/22	15,500	15,806
Wells Fargo Bank NA 3.625% 10/22/21	10,000	10,379
TOTAL BANK NOTES
(Cost $162,582)		165,033
	Shares	Value (000s)

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.11% (h)
(Cost $126,454)	126,428,336	126,454
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.8%
With Mizuho Securities U.S.A., Inc. at:
2.16%, dated 2/18/20 due 8/17/20 (Collateralized by U.S. Treasury Obligations valued at $30,844,242, 0.84% - 9.25%, 6/5/20 - 3/17/44)	29,315	29,000
2.22%, dated 1/28/20 due 7/27/20 (Collateralized by U.S. Treasury Obligations valued at $15,569,155, 0.13% - 0.13%, 4/15/22 - 4/15/22)	15,167	15,000
TOTAL REPURCHASE AGREEMENTS
(Cost $44,000)		44,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,407,890)		5,495,424
NET OTHER ASSETS (LIABILITIES) - 0.0%		(311)
NET ASSETS - 100%		$5,495,113

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,310	Sept. 2020	$289,305	$49	$49
CBOT 5-Year U.S. Treasury Note Contracts (United States)	412	Sept. 2020	51,758	64	64
TOTAL FUTURES CONTRACTS					$113

The notional amount of futures purchased as a percentage of Net Assets is 6.2%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,009,682,000 or 18.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,116,000.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$729
Fidelity Securities Lending Cash Central Fund	4
Total	$733

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations qnd commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets, in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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